NON-CONTROLLING INTERESTS - Summarized statements of financial position (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
NON-CONTROLLING INTERESTS
Current assets	Rp 63,094	$ 3,919	Rp 55,628
Non-current assets	236,203	14,677	230,964
Current liabilities	(76,723)	(4,767)	(71,451)
Non-current liabilities	(60,428)	(3,754)	(58,906)
TOTAL EQUITY	162,146	10,075	156,235	Rp 149,075	Rp 145,172
Owners of the parent company	141,888	8,816	135,576
Non-controlling interests	20,258	$ 1,259	20,659
Telkomsel
NON-CONTROLLING INTERESTS
Current assets	19,374		20,505
Non-current assets	97,591		91,871
Current liabilities	(40,986)		(39,743)
Non-current liabilities	(45,194)		(42,251)
TOTAL EQUITY	30,785		30,382
Owners of the parent company	19,836		19,366
Non-controlling interests	10,949		11,016
Mitratel
NON-CONTROLLING INTERESTS
Current assets	3,446		3,420
Non-current assets	54,684		53,576
Current liabilities	(12,292)		(11,077)
Non-current liabilities	(12,466)		(11,900)
TOTAL EQUITY	33,372		34,019
Owners of the parent company	24,937		24,918
Non-controlling interests	Rp 8,435		Rp 9,101